Retirement Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined benefit plan net periodic benefit cost [Abstract]
Discount rate of benefit obligation (in hundredths)	5.50%	5.50%
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Estimated annual benefit payments for 2015	$ 0
Estimated annual benefit payments for 2016	128
Estimated annual benefit payments for 2017	257
Estimated annual benefit payments for 2018	322
Estimated annual benefit payments for 2019	354
Estimated annual benefit payments for 2031 through 2039	$ 4,248
Employee contribution (in hundredths)	4.00%
Plan expenses	$ 221	$ 118
Supplemental Employee Retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Unfunded benefit obligation	3,571	3,350
Defined benefit plan change in benefit obligation [Roll Forward]
Benefit obligation, January 1	3,350	3,218
Service cost	(86)	(50)
Interest cost	214	176
Loss (gain)	93	6
Benefit obligation, December 31	3,571	3,350
Defined benefit plan net periodic benefit cost [Abstract]
Service cost	(86)	(50)
Interest cost	214	176
Loss (gain)	93	9
Net periodic benefit cost	$ 221	$ 135